Related Party Transactions	9 Months Ended	12 Months Ended
	Nov. 03, 2018	Feb. 03, 2018
Related Party Transactions [Abstract]
Related Party Transactions

4. Related Party Transactions

Management Agreement

The Company had a management services agreement with the Sponsors for ongoing consulting and advisory services that terminated upon the consummation of the Company’s IPO. The management services agreement provided for the aggregate payment of management fees to the Sponsors (or advisory affiliates thereof) of $8.0 million per year, plus out of pocket expenses. The Company incurred no management fees for the thirteen weeks ended November 3, 2018 and incurred $2.0 million in such fees for the thirteen weeks ended October 28, 2017. The Company expensed $3.3 million and $6.1 million of management fees and out of pocket expenses for the thirty-nine weeks ended November 3, 2018 and October 28, 2017, respectively. Management fees and expenses are reported in Selling, general and administrative expenses (“SG&A”) in the consolidated statements of operations and comprehensive income.

One of the Company’s suppliers, Advantage Solutions Inc., is controlled by affiliates of the Sponsors. Advantage Solutions Inc. is principally a provider of in-club product demonstration and sampling services, and the Company also engages them from time to time to provide ancillary support services, including for example, seasonal gift wrapping, on-floor sales assistance and display maintenance. The Company incurred approximately $11.6 million and $10.6 million of costs payable to Advantage Solutions Inc. for services rendered during the thirteen weeks ended November 3, 2018 and October 28, 2017, respectively. The Company incurred approximately $33.0 million and $29.4 million of costs payable to Advantage Solutions Inc. for services rendered during the thirty-nine weeks ended November 3, 2018 and October 28, 2017, respectively. The demonstration and sampling service fees are fully funded by merchandise vendors who participate in the program.

The Company believes the terms obtained or consideration paid or received, as applicable, in connection with the transactions were comparable to terms available or amounts that would be paid or received, as applicable, in arms’-length transactions with unrelated parties.

3. Related Party Transactions

Management Agreement

The Company has a management services agreement with the Sponsors for ongoing consulting and advisory services. The management services agreement provides for the aggregate payment of management fees to the Sponsors (or advisory affiliates thereof) of $8.0 million per year, plus out of pocket expenses. The Company expensed $8.1 million of management fees and out of pocket expenses in 2015 and 2016 respectively, and $8.0 million of management fees and out of pocket expenses in 2017. Management fees and expenses are reported in SG&A in the consolidated statements of operations and comprehensive income.

Other Relationships

One of the Company’s suppliers, Advantage Solutions Inc., is controlled by affiliates of the Sponsors. Advantage Solutions Inc. is principally a provider of in-club product demonstration and sampling services, and the Company also engages them from time to time to provide ancillary support services, including for example, seasonal gift wrapping, on-floor sales assistance and display maintenance. In fiscal years 2017, 2016 and 2015 the Company incurred costs of approximately $44.8 million, $41.0 million and $10.6 million, respectively. The demonstration and sampling service fees are fully funded by merchandise vendors who participate in the program.

The Company believes the terms obtained or consideration paid or received, as applicable, in connection with the transactions were comparable to terms available or amounts that would be paid or received, as applicable, in arms’-length transactions with unrelated parties.

The Company determined that the related-party disclosure for Advantage Solutions Inc. was misstated in the previously issued consolidated financial statements for the fiscal years 2017, 2016 and 2015. In evaluating whether the Company’s previously issued consolidated financial statements were materially misstated, after considering both qualitative and quantitative considerations, the Company concluded that the disclosure errors were not material to any of the Company’s prior annual consolidated financial statements and therefore, amendments of previously filed reports were not required. However, the Company has revised the disclosure to correct errors incurred with Advantage Solutions Inc. to the amounts reflected above for fiscal years 2017, 2016 and 2015.